MFS(R) NEW DISCOVERY FUND *

          Supplement dated November 17, 2003 to the Current Prospectus

This Supplement restates the fund's Performance Table in the fund's Prospectus dated January 1, 2003. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

Average Annual Total Returns (for the periods ended December 31, 2001):

       Returns Before Taxes                                1 Year            Life *
                                                           ------            ------
       Class B Shares                                     (9.51)%            19.39%
       Class C Shares                                     (6.67)%            19.62%
       Class R Shares                                       N/A               N/A
       Class 529A Shares                                    N/A               N/A
       Class 529B Shares                                    N/A               N/A
       Class 529C Shares                                    N/A               N/A
       Class A Shares                                     (10.59)%           18.80%
       Returns After Taxes (Class A Shares Only)
       Class  A  Shares'   Return   After   Taxes  on
       Distributions                                      (10.59)%           15.59%
       Class  A  Shares'   Return   After   Taxes  on
       Distributions and Sale of Class A Shares
                                                          (6.45)%            14.07%
       Index Comparisons (reflects no deductions for fees, expenses or taxes)
       Russell 2000 Growth Index #+                       (9.23)%            2.87%
       Russell 2000 Total Return Index #++                 2.49%             7.52%
       Lipper Small-Cap Growth Fund Average+++            (11.34)%           8.46%

-----------------

* Fund performance figures are for the period from the commencement of the fund's investment operations, January 2, 1997, through December 31, 2001. Index and Lipper average returns are from January 1, 1997. Class R shares were not available for sale during the period covered in the chart.

#    Source: Standard & Poor's Micropal, Inc.

+ The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks.

++ The Russell 2000 Total Return Index is a broad-based, unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and National Association of Securities Dealers Automated Quotation system.

+++ The Lipper Small-Cap Growth Fund Average, as calculated by Lipper Inc., is the average investment performance of funds in the Lipper Small-Cap Growth Fund category which have similar investment objectives to the fund, and does not reflect the deduction of sales charges.


                The date of this Supplement is November 17, 2003.

* El presente Suplemento tambien se encuentra disponible en espanol. Solicite un ejemplar a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.